VictoryShares WestEnd Global Equity ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
VictoryShares WestEnd Global Equity ETF | VictoryShares WestEnd Global Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	21.18%